SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Jan. 15, 2025 USD ($) shares
Executive Consulting Agreement [Member]
Subsequent Event [Line Items]
Annual salary | $	$ 90,000
Executive Employment Agreement [Member]
Subsequent Event [Line Items]
Stock options granted | shares	3,360,000
Executive Employment Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Vesting percentage	60.00%
Executive Employment Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Vesting percentage	40.00%